TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

333-72042       HV-5795 – PremierSolutions Standard (Series A)

333-72042       HV-6779 – PremierSolutions Standard (Series A-II)

333-151805     HV-6776 – Premier InnovationsSM

333-151805     HV-6778 – Premier InnovationsSM (Series II)

_____________________________

Supplement dated May 26, 2021 to your Prospectus

FUND NAME CHANGES

IVY FUNDS

Effective July 1, 2021, the following name changes will be made to your Prospectus:

Current Name	New Name

Ivy Asset Strategy Fund	Delaware Ivy Asset Strategy Fund
Ivy Large Cap Growth Fund	Delaware Ivy Large Cap Growth Fund
Ivy Natural Resources Fund	Delaware Ivy Natural Resources Fund
Ivy Science and Technology Fund	Delaware Ivy Science and Technology Fund
Ivy Small Cap Growth Fund	Delaware Ivy Small Cap Growth Fund

As a result of the change, all references to the Current Names in your Prospectus are deleted and replaced with the New Names.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.